Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On July 21, 2023, the Company issued an aggregate of 6,249,999 Class A Shares to the Sponsor upon the conversion of an equal number of Class B Shares. The 6,249,999 Class A Shares issued in the Conversion, approximately 20.0% of the total issued and outstanding Class A Shares after the Conversion, are subject to the same restrictions as applied to the Class B Shares before the Conversion, including, among others, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the prospectus for the IPO.

Between July 22, 2023 and July 25, 2023, the Company and the Sponsor, entered into seven voting and non-redemption agreements (the “Non-Redemption Agreements”) with certain unaffiliated third parties (each, a “Holder,” and collectively, the “Holders”) in exchange for the Holders agreeing either not to request redemption, or to reverse any previously submitted redemption demand, with respect to an aggregate of 3,889,523 Public Shares sold in its Initial Public Offering in connection with the special meeting in lieu of an annual meeting of stockholders of the Company, which was held on July 26, 2023 (the “Extension Meeting”). The Extension Meeting was held to, among other things, consider a proposal to amend to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate a Business Combination from August 5, 2023 to December 5, 2023 (or such earlier date as determined by the Company’s board of directors) (the “Extension Amendment”). In consideration of the Non-Redemption Agreements, the Sponsor and Starton have agreed to transfer to the Holders an aggregate of 155,581 Class A Shares for each month beginning on September 5, 2023 and continuing for each subsequent month thereafter (including partial months) until the consummation of the Company’s Business Combination (the “Monthly Shares”). The Monthly Shares will be issued to the Holders substantially concurrently with the closing of the Company’s Business Combination.

As of the date of this prospectus/proxy statement, the Company and the Sponsor have entered into Non-Redemption Agreements with respect to an aggregate of 3,889,523 Class A Shares, and the Sponsor and Starton have agreed to transfer an aggregate of 155,581 Class A Shares for each month beginning on September 5, 2023 and continuing for each subsequent month thereafter (including partial months) until the consummation of the Company’s Business Combination.

The Non-Redemption Agreements are expected to increase the amount of funds that remain in the Company’s Trust Account following the Meeting. Pursuant to the Non-Redemption Agreements, each Holder has also agreed to vote any Class A Shares held by it as of the record date for the Extension Meeting in favor of the Extension Amendment at the Extension Meeting and cause all such shares to be counted as present at the Extension Meeting for purposes of establishing a quorum.

On July 26, 2023, the Company held the Extension Meeting. At the Extension Meeting, the Company’s stockholders approved (1) an amendment to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate an initial Business Combination from August 5, 2023 to December 5, 2023 (or such earlier date as determined by the Company’s board of directors); (2) an amendment to the Amended and Restated Certificate of Incorporation to provide that, subject to the rights of the holders of any outstanding class of preferred stock, the number of authorized shares of any class of common stock or preferred stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of a majority of the outstanding shares of the Company’s capital stock entitled to vote thereon, irrespective of the provisions of Section 242(b)(2) of the Delaware General Corporation Law; (3) an amendment to the Amended and Restated Certificate of Incorporation to eliminate from the Amended and Restated Certificate of Incorporation the limitation that the Company may not redeem the shares of Class A common stock sold as part of the units in the IPO to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as

amended) of less than $5,000,001 (the “Redemption Limitation”) in order to allow the Company to redeem public shares irrespective of whether such redemption would exceed the Redemption Limitation (all of the aforementioned amendments, collectively the “Amendments”); and (4) a proposal to ratify the selection by the audit committee of the Board of Marcum LLP to serve as the Company’s independent registered public accounting firm for the year ending December 31, 2023. The Company filed the Amendments with the Secretary of State of the State of Delaware on July 26, 2023.

In connection with the Extension Meeting, stockholders holding 20,942,619 public shares exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $215,635,294 (approximately $10.30 per public share) was removed from the Trust Account to pay such holders and approximately $41,776,749 remained in the Trust Account. Following redemptions, the Company has 4,057,381 public shares outstanding.

In the event of either the closing of the BCA or a mandatory liquidation of the Company prior to December 31, 2023, the Company does not expect the redemptions that occurred in connection with the Extension Meeting to be subject to the Excise Tax under the IR Act.

On August 10, 2023, the Company, Starton, Pubco, Purchaser Merger Sub, CallCo, ExchangeCo, and the Sponsor entered into the Second Amendment to Business Combination Agreement (the “Second BCA Amendment”), pursuant to which the Company, Starton, Pubco, Purchaser Merger Sub, CallCo, ExchangeCo, and the Sponsor agreed to amend the Business Combination Agreement to (a) increase the size of the option award pool under the Pubco equity plan to fifteen percent (15%) of the aggregate number of shares of Pubco Common Stock issued and outstanding after the Closing and to provide for an annual “evergreen” increase of five percent (5%); (b) provide that the Sponsor incentive shares and Company incentive shares to be provided as incentives to support an equity investment or debt financing will be provided on a pari passu basis; and (c) remove the Closing condition that, upon the Closing, after giving effect to the redemptions and any equity investment or debt financing, the Company will have net tangible assets of at least $5,000,001.

On September 17, 2023, the Parties entered into that certain Third Amendment to Business Combination Agreement (the “Third BCA Amendment”), pursuant to which the Parties agreed to amend the Business Combination Agreement to (i) reduce the minimum cash closing condition from Fifteen Million Dollars ($15,000,000) to Ten Million Dollars ($10,000,000) and (ii) clarify that any debt or equity financing entered into by Healthwell during the interim period would need to be on mutually acceptable terms.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.